Consolidated Statements of Changes in Equity (Deficit) - USD ($)	Number of Common Shares	Number of Class “A” Shares	Common Shares	Commitment to issue shares	Class “A” Shares	Reserves	Share subscriptions received	Currency translation adjustment	Deficit	Equity	Non-controlling Interest	Total
Balance at Dec. 31, 2018			$ 68,602,732		$ 28,247	$ 6,222,348		$ 375,536	$ (72,040,617)	$ 3,188,246	$ (3,800,711)	$ (612,465)
Balance (in Shares) at Dec. 31, 2018	5,717,412	5,057
Shares issued in private placement			4,766,079			151,535				4,917,614		4,917,614
Shares issued in private placement (in Shares)	2,003,164
Share subscriptions received							230,947			230,947		230,947
Acquisition of Versus LLC			1,410,581			119,122			(3,602,335)	(2,072,632)	2,072,632
Acquisition of Versus LLC (in Shares)	576,834
Share issuance costs			(492,151)			62,498				(429,653)		(429,653)
Contribution benefit						223,913				223,913		223,913
Exercise of warrants			343,703			(6,220)				337,483		337,483
Exercise of warrants (in Shares)	154,990
Performance warrants issued						9,756				9,756		9,756
Exercise of options			8,413			(6,401)				2,012		2,012
Exercise of options (in Shares)	3,125
Stock-based compensation						632,542				632,542		632,542
Cumulative translation adjustment								(344,516)		(344,516)	78,108	(266,409)
Loss and comprehensive loss									(5,177,257)	(5,177,257)	(2,079,069)	(7,256,326)
Balance at Dec. 31, 2019			74,639,357		28,247	7,409,092	230,947	31,020	(80,820,209)	1,518,455	(3,729,041)	(2,210,586)
Balance (in Shares) at Dec. 31, 2019	8,455,525	5,057
Shares issued in private placement			2,870,313			42,164				2,912,477		2,912,477
Shares issued in private placement (in Shares)	947,532
Share subscriptions received			230,947				(230,947)
Contribution benefit						170,329				170,329		170,329
Exercise of warrants			3,542,474							3,542,474		3,542,474
Exercise of warrants (in Shares)	1,056,143
Shares issued for services and investment			753,583							753,583		753,583
Shares issued for services and investment (in Shares)	270,636
Exercise of options			9,999			(7,419)				2,580		2,580
Exercise of options (in Shares)	3,750
Stock-based compensation						1,049,135				1,049,135		1,049,135
Cumulative translation adjustment								(117,629)		(117,629)	(329,673)	(447,302)
Loss and comprehensive loss									(5,776,053)	(5,776,053)	(1,134,987)	(6,911,040)
Balance at Dec. 31, 2020			82,046,673		28,247	8,663,301		(86,609)	(86,596,262)	4,055,351	(5,193,701)	(1,138,350)
Balance (in Shares) at Dec. 31, 2020	10,733,586	5,057
Share issuance costs			(1,548,277)							(1,548,277)		(1,548,277)
Exercise of warrants			379,814			(22,905)				356,909		356,909
Exercise of warrants (in Shares)	96,280
Shares issued for warrant exercise			1,615,058							1,615,058		1,615,058
Shares issued for warrant exercise (in Shares)	215,341
Stock-based compensation						66,616				66,616		66,616
Cumulative translation adjustment								(93,521)		(93,521)	(262,106)	(355,627)
Net loss									(9,573,290)	(9,573,290)	(995,875)	(10,569,165)
Change in accounting policy - presentation currency (Note 4)								180,130		180,130	283,046	463,176
Balance at Feb. 01, 2021			93,533,267		28,247	8,707,012		0	(96,169,552)	6,098,975	(6,168,636)	(69,660)
Balance (in Shares) at Feb. 01, 2021	12,517,207	5,057
Shares issued in public offering			11,040,000							11,040,000		11,040,000
Shares issued in public offering (in Shares)	1,472,000
Exercise of warrants			5,555,728			(108,960)				5,446,768		5,446,768
Exercise of warrants (in Shares)	1,339,053
Exercise of options			408,370			(16,071)				392,299		392,299
Exercise of options (in Shares)	118,039
Stock-based compensation						2,079,312				2,079,312		2,079,312
Shares issued in connection with acquisition			10,532,735							10,532,735		10,532,735
Shares issued in connection with acquisition (in Shares)	1,550,649
Commitment to issue shares				2,703,326						2,703,326		2,703,326
Shares issued for services			206,614							206,614		206,614
Shares issued for services (in Shares)	29,307
Contribution benefit
Loss and comprehensive loss									(4,825,781)	(4,825,781)	(2,452,945)	(7,278,726)
Balance at Dec. 31, 2021			$ 110,236,715	$ 2,703,326	$ 28,247	$ 10,661,294		$ 0	$ (100,995,333)	$ 22,624,249	$ (8,621,581)	$ 14,002,668
Balance (in Shares) at Dec. 31, 2021	15,554,255	5,057